Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Employee Stock Option [Member] Common Stock [Member]	Employee Stock Option [Member] Additional Paid-in Capital [Member] USD ($)	Employee Stock Option [Member] Treasury Stock [Member] USD ($)	Employee Stock Option [Member] USD ($)	Employee Stock Purchase Plan [Member] Common Stock [Member]	Employee Stock Purchase Plan [Member] Additional Paid-in Capital [Member] USD ($)	Employee Stock Purchase Plan [Member] Treasury Stock [Member] USD ($)	Employee Stock Purchase Plan [Member] USD ($)	Restricted Share Units [Member] Common Stock [Member]	Restricted Share Units [Member] Additional Paid-in Capital [Member] USD ($)	Restricted Share Units [Member] Treasury Stock [Member] USD ($)	Common Stock [Member] Exercise of Stock Options [Member]	Common Stock [Member] Employee Stock Purchase Plan [Member]	Common Stock [Member] Restricted Share Units [Member]	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] Exercise of Stock Options [Member] USD ($)	Additional Paid-in Capital [Member] Employee Stock Purchase Plan [Member] USD ($)	Additional Paid-in Capital [Member] Restricted Share Units [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Accumulated Net Unrealized Investment Gain (Loss) [Member] USD ($)	Accumulated Translation Adjustment [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Total Accumulated Other Comprehensive Income [Member] USD ($)	Treasury Stock [Member] Exercise of Stock Options [Member] USD ($)	Treasury Stock [Member] Employee Stock Purchase Plan [Member] USD ($)	Treasury Stock [Member] Restricted Share Units [Member] USD ($)	Treasury Stock [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2010															$ 34				$ 135,703	$ 36,937	$ 1,490	$ 6,504	$ (392)	$ 7,602				$ (576)	$ 179,700
Balance (in Shares) at Dec. 31, 2010															1,675,021,100
Shares for exercise of stock options																			453										453
Shares for exercise of stock options (in Shares)															6,290,200
Shares for Employee Stock Purchase Plan																			541										541
Shares for Employee Stock Purchase Plan (in Shares)															5,720,450
Shares vested under restricted share units (in Shares)															16,514,200
Acquisition of treasury stock – shares																												(10,565)	(10,565)
Retirement of treasury stock															(1)				(3,744)	(3,285)								7,030
Retirement of treasury stock (in Shares)															(50,280,350)
Stock-based compensation																			3,672										3,672
Net income (loss)																				9,006									9,006
Pension loss																							(25)	(25)					(25)
Foreign currency translation adjustments																						941		941					941
Unrealized loss on available-for-sale securities																					(1,619)			(1,619)					(1,619)
Balance at Dec. 31, 2011															33				136,625	42,658	(129)	7,445	(417)	6,899				(4,111)	182,104
Balance (in Shares) at Dec. 31, 2011															1,653,265,600
Shares for exercise of stock options																			80										80
Shares for exercise of stock options (in Shares)															1,566,650
Shares for Employee Stock Purchase Plan																			532										532
Shares for Employee Stock Purchase Plan (in Shares)															7,553,950
Shares vested under restricted share units (in Shares)															15,245,000
Acquisition of treasury stock – shares																												(10,584)	(10,584)
Exercise of stock options																(109)	(505)	(897)							109	505	897
Exercise of stock options (in Shares)												(1,217,700)	(5,611,550)	(10,015,350)
Employee Stock Purchase Plan																(109)	(505)	(897)							109	505	897
Employee Stock Purchase Plan (in Shares)												(1,217,700)	(5,611,550)	(10,015,350)
Restricted share units																(109)	(505)	(897)							109	505	897
Restricted share units (in Shares)												(1,217,700)	(5,611,550)	(10,015,350)
Stock-based compensation																			3,067										3,067
Net income (loss)																				(25,793)									(25,793)
Pension loss																							(65)	(65)					(65)
Foreign currency translation adjustments																						846		846					846
Unrealized loss on available-for-sale securities																					185			185					185
Balance at Dec. 31, 2012															33				138,793	16,865	56	8,291	(482)	7,865				(13,184)	150,372
Balance (in Shares) at Dec. 31, 2012															1,660,786,600
Shares for exercise of stock options		25		25
Shares for exercise of stock options (in Shares)	543,100																												543,100
Shares for Employee Stock Purchase Plan						335		335
Shares for Employee Stock Purchase Plan (in Shares)					6,046,050
Shares vested under restricted share units (in Shares)									13,297,850
Acquisition of treasury stock – shares																												(8,279)	(8,279)
Exercise of stock options		(42)	42			(467)	467			(1,055)	1,055
Exercise of stock options (in Shares)	(543,100)				(6,046,050)				(13,297,850)
Employee Stock Purchase Plan		(42)	42			(467)	467			(1,055)	1,055
Employee Stock Purchase Plan (in Shares)	(543,100)				(6,046,050)				(13,297,850)
Restricted share units		(42)	42			(467)	467			(1,055)	1,055
Restricted share units (in Shares)	(543,100)				(6,046,050)				(13,297,850)
Stock-based compensation																			2,609										2,609
Net income (loss)																				(19,099)									(19,099)
Pension loss																							294	294					294
Foreign currency translation adjustments																						11		11					11
Unrealized loss on available-for-sale securities																					342			342					342
Balance at Dec. 31, 2013															$ 33				$ 140,198	$ (2,234)	$ 398	$ 8,302	$ (188)	$ 8,512				$ (19,899)	$ 126,610
Balance (in Shares) at Dec. 31, 2013															1,660,786,600